FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements
Current interest rate swap liabilities	$ (443)	$ (660)
Recurring | Fair Value
Fair Value Measurements
Current interest rate swap liabilities	(443)	(660)
Long-term interest rate swap liabilities	(690)	(1,959)
Total	(1,133)	(2,619)
Recurring | Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Current interest rate swap liabilities	(443)	(660)
Long-term interest rate swap liabilities	(690)	(1,959)
Total	$ (1,133)	$ (2,619)